accounting policy developments - Consolidated statement of income and other comprehensive income (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
accounting policy developments
Operating revenues and other income	$ 5,082	$ 4,974	$ 10,139	$ 9,906
OPERATING EXPENSES
Goods and services purchased	1,858	1,825	3,705	3,635
Employee benefits expense	1,545	1,473	3,011	2,957
Depreciation	601	608	1,193	1,298
Amortization of intangible assets	403	386	803	759
Impairment of goodwill	500		500
Total	4,907	4,292	9,212	8,649
OPERATING INCOME	175	682	927	1,257
Financing costs	373	382	717	776
INCOME (LOSS) BEFORE INCOME TAXES	(198)	300	210	481
Income taxes	47	79	154	120
NET INCOME (LOSS)	(245)	221	56	361
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(3)	(27)	(14)	32
COMPREHENSIVE INCOME (LOSS)	(296)	223	57	482
NET INCOME ATTRIBUTABLE TO COMMON SHARES	7	$ 228	$ 328	$ 355
NET INCOME PER COMMON SHARE
Basic (in dollars per share)		$ 0.15	$ 0.22	$ 0.24
Diluted (in dollars per share)		$ 0.15	$ 0.22	$ 0.24
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects
accounting policy developments
Operating revenues and other income	5,082		$ 10,139
OPERATING EXPENSES
Goods and services purchased	1,859		3,707
Employee benefits expense	1,545		3,011
Depreciation	601		1,193
Amortization of intangible assets	403		803
Impairment of goodwill	500		500
Total	4,908		9,214
OPERATING INCOME	174		925
Financing costs	337		698
INCOME (LOSS) BEFORE INCOME TAXES	(163)		227
Income taxes	56		158
NET INCOME (LOSS)	(219)		69
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(29)		(27)
COMPREHENSIVE INCOME (LOSS)	(296)		57
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$ 33		$ 341
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ 0.02		$ 0.22
Diluted (in dollars per share)	$ 0.02		$ 0.22
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects
OPERATING EXPENSES
Goods and services purchased	$ (1)		$ (2)
Total	(1)		(2)
OPERATING INCOME	1		2
Financing costs	36		19
INCOME (LOSS) BEFORE INCOME TAXES	(35)		(17)
Income taxes	(9)		(4)
NET INCOME (LOSS)	(26)		(13)
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	26		13
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$ (26)		$ (13)
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ (0.02)
Diluted (in dollars per share)	$ (0.02)